Bluestone Acquisition (Details) (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 BEP	Dec. 02, 2010 BEP item acre	Dec. 02, 2010 BEP Level 3 inputs	Dec. 31, 2012 BEP Class I-5 units	Dec. 31, 2012 BEP Class B-6 units
Bluestone Acquisition
Percentage of interest acquired			100.00%
Number of producing wells			96
Area of unproved leaseholds (in acres)			37,250
Consideration:
Cash			$ 96,200,000
I-5 and B-6 units in Antero Resources LLC			97,000,000
Total fair value of consideration transferred			193,200,000
Units issued					3,814,392	3,814,392
Acquisition related costs	2,544,000	2,500,000
Fair values of identifiable assets acquired and liabilities assumed:
Current assets			17,200,000
Property, plant, and equipment
Producing properties	50,700,000			50,700,000
Undeveloped leases	206,300,000			206,300,000
Other				4,300,000
Other long-term assets				9,300,000
Current liabilities			(7,000,000)
Long term liabilities			(26,200,000)
Deferred tax liabilities			(61,400,000)
Net assets acquired			193,200,000
Estimated fair value of the units issued				$ 97,000,000